Securitization and Variable Interest Entities (VIEs)(Narrative)(Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2011 Parent Company [Member] USD ($)	Mar. 31, 2011 Parent Company [Member] JPY (¥)	Mar. 31, 2010 Parent Company [Member] JPY (¥)
Proceeds received from new securitizations			¥ 210,000,000,000	¥ 137,000,000,000
Recognized gains (losses) on sale			22,000,000	203,000,000
Cumulative balance of financial assets transferred to SPEs	37,960,000,000	3,141,000,000,000	1,657,000,000,000
Cash proceeds from SPEs in new securitizations	5,810,000,000	481,000,000,000
Debt securities issued by special purpose entities initial fair value	27,430,000,000	2,271,000,000,000
Cash proceeds from third parties on the sale of debt securities	17,790,000,000	1,472,000,000,000
Recognized profit on sale in new securitizations	0	200,000,000
Retained interests	2,400,000,000	199,000,000,000	134,000,000,000				2,400,000,000	199,000,000,000	134,000,000,000
Interests held in SPEs	310,000,000	26,000,000,000	5,000,000,000
Outstanding collateral service agreements or written credit default swap agreements	$ 340,000,000	¥ 28,000,000,000	¥ 30,000,000,000
Fair value of firms retained interest, percentage	10.00%	10.00%
Sensitivity of fair value to immediate adverse changes, percentage	20.00%	20.00%
Percentage of changes on fair value based on adverse effect					20.00%	10.00%